ANNUAL REPORT
PHLVIC VARIABLE UNIVERSAL
LIFE ACCOUNT
December 31, 2017

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
	Alger Capital Appreciation Portfolio - Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Deutsche Small Cap Index VIP – Class A
Assets:
Investments at fair value	$ 222,445		$ 424,430		$ 6,032,804		$ 198,747
Total assets	$ 222,445		$ 424,430		$ 6,032,804		$ 198,747
Total net assets	$ 222,445		$ 424,430		$ 6,032,804		$ 198,747
Units outstanding	21,456		155,464		951,788		78,809
Investment shares held	2,692		3,612		271,870		10,866
Investments at cost	$ 106,224		$ 313,716		$ 3,853,598		$ 166,985
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ -	-	$ 2.73	19,195	$ 2.22	86,458	$ 2.52	16,183
Phoenix Express VUL®	$ -	-	$ -	-	$ -	-	$ 2.41	1,670
Phoenix Express VUL® (V616)	$ -	-	$ -	-	$ 2.78	53,494	$ -	-
Phoenix Joint Edge® VUL	$ -	-	$ 2.62	4,641	$ 2.54	16,596	$ 2.47	466
The Phoenix Edge® – SVUL	$ -	-	$ 2.73	33,909	$ 7.10	125,708	$ 2.52	7,948
The Phoenix Edge® – VUL	$ 10.37	21,456	$ 2.73	97,719	$ 7.10	669,532	$ 2.52	52,542

	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class
Assets:
Investments at fair value	$ 4,188,985		$ 2,459,663		$ 714,993		$ 4,052,726
Total assets	$ 4,188,985		$ 2,459,663		$ 714,993		$ 4,052,726
Total net assets	$ 4,188,985		$ 2,459,663		$ 714,993		$ 4,052,726
Units outstanding	1,393,794		2,452,772		120,236		635,293
Investment shares held	390,399		2,459,663		104,838		107,300
Investments at cost	$ 4,382,443		$ 2,459,663		$ 681,308		$ 3,074,572
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.36	88,875	$ 1.00	332,668	$ 2.06	4,409	$ 2.04	178,618
Phoenix Express VUL®	$ -	-	$ 0.97	9,102	$ 2.31	6,466	$ 2.95	13,495
Phoenix Express VUL® (V616)	$ 1.42	147,391	$ 0.97	17,050	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ 1.34	23,623	$ 1.00	253,701	$ 2.11	5,595	$ 2.36	3,873
The Phoenix Edge® – SVUL	$ 3.37	35,133	$ 1.00	585,781	$ 6.54	14,148	$ 8.28	84,391
The Phoenix Edge® – VUL	$ 3.37	1,098,772	$ 1.00	1,254,470	$ 6.54	89,618	$ 8.28	354,916
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2
Assets:
Investments at fair value	$ 10,191,604		$ 1,897,974		$ 2,554,134		$ 1,965,861
Total assets	$ 10,191,604		$ 1,897,974		$ 2,554,134		$ 1,965,861
Total net assets	$ 10,191,604		$ 1,897,974		$ 2,554,134		$ 1,965,861
Units outstanding	2,634,712		328,816		1,623,548		1,037,537
Investment shares held	282,943		25,732		201,748		121,575
Investments at cost	$ 4,980,722		$ 896,375		$ 2,510,176		$ 1,769,610
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 2.25	1,353,007	$ 2.16	62,814	$ 1.55	445,361	$ 1.73	258,686
Phoenix Express VUL®	$ 3.04	24,937	$ -	-	$ 1.52	19,535	$ 1.89	12,561
Phoenix Express VUL® (V616)	$ 3.06	62,054	$ 3.08	5,342	$ 1.53	10,522	$ 1.90	66,857
Phoenix Joint Edge® VUL	$ 2.66	445,232	$ 2.48	23,325	$ 1.55	363,594	$ 1.84	188,373
The Phoenix Edge® – SVUL	$ 7.61	24,401	$ 7.11	22,213	$ 1.60	223,512	$ 2.00	66,906
The Phoenix Edge® – VUL	$ 7.61	725,081	$ 7.11	215,122	$ 1.60	561,024	$ 2.00	444,154

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 2,736,030		$ 6,125		$ 2,893,992		$ 450,256
Total assets	$ 2,736,030		$ 6,125		$ 2,893,992		$ 450,256
Total net assets	$ 2,736,030		$ 6,125		$ 2,893,992		$ 450,256
Units outstanding	819,805		2,648		1,415,105		206,890
Investment shares held	134,383		348		45,958		12,262
Investments at cost	$ 2,409,267		$ 3,536		$ 1,826,768		$ 319,079
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.64	247,983	$ -	-	$ 2.05	33,624	$ -	-
Phoenix Express VUL®	$ 2.11	19,712	$ -	-	$ -	-	$ -	-
Phoenix Express VUL® (V616)	$ 2.12	57,926	$ -	-	$ 2.00	43,336	$ -	-
Phoenix Joint Edge® VUL	$ 1.92	171,903	$ -	-	$ 2.05	10,074	$ -	-
The Phoenix Edge® – SVUL	$ 5.69	54,114	$ -	-	$ 2.05	121,732	$ 2.18	7,162
The Phoenix Edge® – VUL	$ 5.69	268,167	$ 2.31	2,648	$ 2.05	1,206,339	$ 2.18	199,728
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund –Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 298,691		$ 171,500		$ 243,733		$ 395,977
Total assets	$ 298,691		$ 171,500		$ 243,733		$ 395,977
Total net assets	$ 298,691		$ 171,500		$ 243,733		$ 395,977
Units outstanding	137,684		69,212		88,223		167,748
Investment shares held	15,762		11,901		29,260		31,985
Investments at cost	$ 260,124		$ 161,498		$ 343,303		$ 362,413
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.97	24,663	$ -	-	$ -	-	$ 2.00	5,555
Phoenix Joint Edge® VUL	$ 2.18	4,954	$ -	-	$ -	-	$ 2.04	3,690
The Phoenix Edge® – SVUL	$ -	-	$ -	-	$ -	-	$ 2.38	8,516
The Phoenix Edge® – VUL	$ 2.21	108,067	$ 2.48	69,212	$ 2.76	88,223	$ 2.38	149,987

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 6,291,935		$ 762,099		$ 2,036,220		$ 2,198,602
Total assets	$ 6,291,935		$ 762,099		$ 2,036,220		$ 2,198,602
Total net assets	$ 6,291,935		$ 762,099		$ 2,036,220		$ 2,198,602
Units outstanding	2,786,241		337,634		1,120,506		1,393,581
Investment shares held	169,366		31,093		157,724		192,860
Investments at cost	$ 4,943,109		$ 614,953		$ 1,461,295		$ 2,052,753
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.77	16,743	$ 1.85	9,561	$ 1.82	150,581	$ 1.58	313,135
Phoenix Express VUL® (V616)	$ 2.19	76,851	$ -	-	$ -	-	$ 1.54	213,463
Phoenix Joint Edge® VUL	$ 2.11	13,526	$ 2.19	4,804	$ 1.82	7,817	$ 1.58	6,247
The Phoenix Edge® – SVUL	$ 2.26	162,080	$ 2.27	88,175	$ 1.82	13,666	$ 1.58	52,613
The Phoenix Edge® – VUL	$ 2.26	2,517,041	$ 2.27	235,094	$ 1.82	948,442	$ 1.58	808,123
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Assets:
Investments at fair value	$ 3,891,085		$ 185,002		$ 5,196,308		$ 163,298
Total assets	$ 3,891,085		$ 185,002		$ 5,196,308		$ 163,298
Total net assets	$ 3,891,085		$ 185,002		$ 5,196,308		$ 163,298
Units outstanding	2,253,670		131,329		2,349,870		129,716
Investment shares held	325,342		17,130		325,787		6,337
Investments at cost	$ 3,310,665		$ 182,088		$ 5,234,165		$ 145,740
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.73	728,119	$ 1.41	16,297	$ 2.08	1,010,248	$ 1.26	23,479
Phoenix Express VUL®	$ -	-	$ -	-	$ 2.21	34,377	$ 1.25	8,041
Phoenix Express VUL® (V616)	$ 1.68	282,713	$ -	-	$ 2.22	11,492	$ -	-
Phoenix Joint Edge® VUL	$ 1.73	201,650	$ 1.41	5,998	$ 2.27	379,310	$ -	-
The Phoenix Edge® – SVUL	$ 1.73	12,608	$ -	-	$ 2.33	55,344	$ 1.26	1,481
The Phoenix Edge® – VUL	$ 1.73	1,028,580	$ 1.41	109,034	$ 2.33	859,099	$ 1.26	96,715

	Oppenheimer Capital Appreciation Fund/VA– Service Shares		Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$ 155,890		$ 505,703		$ 3,763,328		$ 2,222,442
Total assets	$ 155,890		$ 505,703		$ 3,763,328		$ 2,222,442
Total net assets	$ 155,890		$ 505,703		$ 3,763,328		$ 2,222,442
Units outstanding	74,399		239,789		1,574,981		3,711,290
Investment shares held	2,840		10,787		148,046		306,967
Investments at cost	$ 126,013		$ 311,792		$ 2,390,634		$ 4,068,063
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.86	8,420	$ 1.93	92,373	$ 2.36	686,721	$ 0.60	1,603,297
Phoenix Express VUL®	$ -	-	$ -	-	$ 2.23	15,412	$ 0.65	77,045
Phoenix Express VUL® (V616)	$ -	-	$ -	-	$ 2.24	9,542	$ 0.65	6,755
Phoenix Joint Edge® VUL	$ 2.08	1,756	$ 2.27	9,664	$ 2.64	187,868	$ 0.49	915,823
The Phoenix Edge® – SVUL	$ -	-	$ 2.21	63,481	$ 2.35	14,089	$ 0.69	146,618
The Phoenix Edge® – VUL	$ 2.13	64,223	$ 2.21	74,271	$ 2.35	661,349	$ 0.69	961,752
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
Assets:
Investments at fair value	$ 184,529		$ 584,752		$ 5,471		$ 13,589
Total assets	$ 184,529		$ 584,752		$ 5,471		$ 13,589
Total net assets	$ 184,529		$ 584,752		$ 5,471		$ 13,589
Units outstanding	115,954		326,541		16,487		3,229
Investment shares held	14,858		53,451		58		120
Investments at cost	$ 187,404		$ 569,186		$ 21,157		$ 4,531
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.44	2,301	$ 1.63	18,193	$ -	-	$ -	-
Phoenix Express VUL®	$ 1.52	13,874	$ 1.72	26,321	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ 1.37	762	$ 1.59	13,817	$ -	-	$ -	-
The Phoenix Edge® – SVUL	$ 1.61	3,744	$ 1.82	23,249	$ -	-	$ -	-
The Phoenix Edge® – VUL	$ 1.61	95,273	$ 1.82	244,961	$ 0.33	16,487	$ 4.21	3,229

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		Touchstone Balanced Fund
Assets:
Investments at fair value	$ 688,282		$ 1,399,140		$ 2,143,324		$ 291,593
Total assets	$ 688,282		$ 1,399,140		$ 2,143,324		$ 291,593
Total net assets	$ 688,282		$ 1,399,140		$ 2,143,324		$ 291,593
Units outstanding	477,752		359,060		817,935		151,810
Investment shares held	67,281		90,442		134,209		19,636
Investments at cost	$ 759,974		$ 1,395,303		$ 1,676,341		$ 248,628
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.11	94,793	$ 1.22	88,176	$ 1.42	289,682	$ 1.91	23,507
Phoenix Express VUL®	$ 1.44	10,581	$ 1.77	7,299	$ 1.82	14,924	$ 1.83	5,550
Phoenix Express VUL® (V616)	$ 1.45	7,248	$ -	-	$ 1.83	67,277	$ -	-
Phoenix Joint Edge® VUL	$ 1.38	1,460	$ 1.38	2,238	$ 1.68	196,885	$ 2.01	227
The Phoenix Edge® – SVUL	$ 1.53	192,471	$ 4.88	85,902	$ 5.02	22,010	$ -	-
The Phoenix Edge® – VUL	$ 1.53	171,199	$ 4.88	175,445	$ 5.02	227,157	$ 1.93	122,526
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Touchstone Bond Fund		Touchstone Common Stock Fund		Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
Assets:
Investments at fair value	$ 1,641,290		$ 9,160,927		$ 1,747,914		$ 13,922,835
Total assets	$ 1,641,290		$ 9,160,927		$ 1,747,914		$ 13,922,835
Total net assets	$ 1,641,290		$ 9,160,927		$ 1,747,914		$ 13,922,835
Units outstanding	1,083,803		3,870,812		689,884		6,206,689
Investment shares held	170,968		488,843		111,120		1,113,827
Investments at cost	$ 1,735,065		$ 5,690,235		$ 1,377,251		$ 16,247,924
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.52	456,677	$ 2.33	2,046,223	$ 2.49	322,986	$ 1.16	3,208,211
Phoenix Express VUL®	$ 1.47	19,297	$ 2.24	68,209	$ 2.39	16,401	$ 1.90	62,367
Phoenix Express VUL® (V616)	$ -	-	$ -	-	$ -	-	$ 1.91	124,650
Phoenix Joint Edge® VUL	$ 1.50	361,947	$ 2.48	888,099	$ 2.75	111,071	$ 1.24	1,351,454
The Phoenix Edge® – SVUL	$ 1.54	9,902	$ 2.35	70,698	$ 2.51	53,246	$ 5.60	80,786
The Phoenix Edge® – VUL	$ 1.54	235,980	$ 2.35	797,583	$ 2.51	186,180	$ 5.60	1,379,221

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
Assets:
Investments at fair value	$ 5,363,934		$ 933,190		$ 2,688,600		$ 7,132,330
Total assets	$ 5,363,934		$ 933,190		$ 2,688,600		$ 7,132,330
Total net assets	$ 5,363,934		$ 933,190		$ 2,688,600		$ 7,132,330
Units outstanding	1,213,656		158,126		269,515		1,593,434
Investment shares held	278,936		29,719		93,810		410,848
Investments at cost	$ 6,440,019		$ 433,966		$ 1,645,742		$ 5,634,927
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.95	573,899	$ 2.08	4,501	$ 2.63	64,394	$ 2.12	648,854
Phoenix Express VUL®	$ 2.72	24,399	$ -	-	$ 4.30	912	$ 2.67	17,532
Phoenix Express VUL® (V616)	$ 2.74	36,834	$ -	-	$ -	-	$ 2.69	48,180
Phoenix Joint Edge® VUL	$ 2.11	215,915	$ -	-	$ 3.24	21,006	$ 2.40	241,234
The Phoenix Edge® – SVUL	$ 9.99	29,482	$ -	-	$ 13.36	15,135	$ 7.84	47,674
The Phoenix Edge® – VUL	$ 9.99	333,127	$ 6.01	153,625	$ 13.36	168,068	$ 7.84	589,960
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International
Assets:
Investments at fair value	$ 3,784,789		$ 4,066,334		$ 613,662		$ 4,557,987
Total assets	$ 3,784,789		$ 4,066,334		$ 613,662		$ 4,557,987
Total net assets	$ 3,784,789		$ 4,066,334		$ 613,662		$ 4,557,987
Units outstanding	1,336,403		727,593		127,860		1,175,794
Investment shares held	405,224		338,861		48,626		147,795
Investments at cost	$ 3,609,683		$ 4,263,398		$ 671,947		$ 4,380,025
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 1.87	539,571	$ 1.84	23,005	$ 1.77	3,627	$ 1.60	637,884
Phoenix Express VUL®	$ 2.00	21,560	$ -	-	$ -	-	$ 2.85	14,435
Phoenix Express VUL® (V616)	$ 2.01	18,078	$ 2.34	34,460	$ 2.07	13,449	$ 2.86	22,355
Phoenix Joint Edge® VUL	$ 1.90	407,642	$ 2.10	6,165	$ 1.92	402	$ 1.91	201,631
The Phoenix Edge® – SVUL	$ 5.50	18,705	$ 5.92	71,236	$ -	-	$ 10.19	25,744
The Phoenix Edge® – VUL	$ 5.50	330,847	$ 5.92	592,727	$ 5.24	110,382	$ 10.19	273,745

	Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 769,631		$ 1,613,174
Total assets	$ 769,631		$ 1,613,174
Total net assets	$ 769,631		$ 1,613,174
Units outstanding	146,760		216,958
Investment shares held	36,930		60,328
Investments at cost	$ 795,198		$ 1,789,354
	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Phoenix Benefit Choice VULSM	$ 2.11	74,646	$ 2.35	31,553
Phoenix Express VUL®	$ 3.11	1,794	$ 2.88	2,576
Phoenix Express VUL® (V616)	$ 3.13	6,217	$ 2.89	7,119
Phoenix Joint Edge® VUL	$ 2.36	781	$ 2.59	7,263
The Phoenix Edge® – SVUL	$ 9.24	6,543	$ 8.86	36,942
The Phoenix Edge® – VUL	$ 9.24	56,779	$ 8.86	131,505
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
	Alger Capital Appreciation Portfolio - Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Deutsche Small Cap Index VIP – Class A
Income:
Dividends	$ 338	$ 2,764	$ 99,042	$ 1,684
Mortality and expense fees	-	-	175	18
Net investment income (loss)	338	2,764	98,867	1,666
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	3,029	(1,139)	48,823	3,835
Realized gain distributions	13,152	14,991	278,229	6,520
Realized gain (loss)	16,181	13,852	327,052	10,355
Change in unrealized appreciation (depreciation) during the year	39,732	36,693	674,577	12,020
Net increase (decrease) in net assets from operations	$ 56,251	$ 53,309	$ 1,100,496	$ 24,041

	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class
Income:
Dividends	$ 98,504	$ 7,673	$ 46,514	$ 34,110
Mortality and expense fees	244	59	67	181
Net investment income (loss)	98,260	7,614	46,447	33,929
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,568)	-	2,226	42,746
Realized gain distributions	-	-	-	202,625
Realized gain (loss)	(2,568)	-	2,226	245,371
Change in unrealized appreciation (depreciation) during the year	(15,235)	-	(1,502)	467,760
Net increase (decrease) in net assets from operations	$ 80,457	$ 7,614	$ 47,171	$ 747,060

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2
Income:
Dividends	$ 18,935	$ 2,180	$ 58,582	$ 78,214
Mortality and expense fees	621	17	176	671
Net investment income (loss)	18,314	2,163	58,406	77,543
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	128,187	31,250	(2,673)	4,879
Realized gain distributions	1,232,863	124,780	10,809	-
Realized gain (loss)	1,361,050	156,030	8,136	4,879
Change in unrealized appreciation (depreciation) during the year	1,406,593	353,618	30,822	94,244
Net increase (decrease) in net assets from operations	$ 2,785,957	$ 511,811	$ 97,364	$ 176,666

	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:
Dividends	$ 61,592	$ 20	$ 2,244	$ 4,533
Mortality and expense fees	735	-	105	-
Net investment income (loss)	60,857	20	2,139	4,533
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	8,037	23	28,534	1,008
Realized gain distributions	111,697	-	218,909	22,707
Realized gain (loss)	119,734	23	247,443	23,715
Change in unrealized appreciation (depreciation) during the year	39,510	744	406,344	25,474
Net increase (decrease) in net assets from operations	$ 220,101	$ 787	$ 655,926	$ 53,722

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ 3,909	$ 860	$ 811	$ 16,170
Mortality and expense fees	-	-	-	-
Net investment income (loss)	3,909	860	811	16,170
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	145	122	99	4,080
Realized gain distributions	4,882	3,329	22,085	3,809
Realized gain (loss)	5,027	3,451	22,184	7,889
Change in unrealized appreciation (depreciation) during the year	16,388	17,902	6,877	12,604
Net increase (decrease) in net assets from operations	$ 25,324	$ 22,213	$ 29,872	$ 36,663

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 80,926	$ 4,585	$ 22,962	$ 33,580
Mortality and expense fees	247	-	-	373
Net investment income (loss)	80,679	4,585	22,962	33,207
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	70,598	319	134,140	5,105
Realized gain distributions	597,172	73,481	112,885	126,769
Realized gain (loss)	667,770	73,800	247,025	131,874
Change in unrealized appreciation (depreciation) during the year	10,688	(28,641)	112,810	87,029
Net increase (decrease) in net assets from operations	$ 759,137	$ 49,744	$ 382,797	$ 252,110

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Income:
Dividends	$ 50,238	$ 3,157	$ 13,433	$ -
Mortality and expense fees	729	-	389	43
Net investment income (loss)	49,509	3,157	13,044	(43)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	73,861	709	56,501	6,249
Realized gain distributions	195,816	8,359	602,252	2,505
Realized gain (loss)	269,677	9,068	658,753	8,754
Change in unrealized appreciation (depreciation) during the year	289,075	5,260	418,407	22,562
Net increase (decrease) in net assets from operations	$ 608,261	$ 17,485	$ 1,090,204	$ 31,273

	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ 13	$ 3,213	$ 23,511	$ 225,469
Mortality and expense fees	-	-	205	228
Net investment income (loss)	13	3,213	23,306	225,241
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	596	6,533	22,557	(11,116)
Realized gain distributions	12,794	-	196,075	-
Realized gain (loss)	13,390	6,533	218,632	(11,116)
Change in unrealized appreciation (depreciation) during the year	19,426	127,002	235,583	(167,213)
Net increase (decrease) in net assets from operations	$ 32,829	$ 136,748	$ 477,521	$ 46,912

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund
Income:
Dividends	$ 4,292	$ 9,736	$ -	$ 6
Mortality and expense fees	93	207	-	-
Net investment income (loss)	4,199	9,529	-	6
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(302)	(203)	(805)	197
Realized gain distributions	-	-	-	511
Realized gain (loss)	(302)	(203)	(805)	708
Change in unrealized appreciation (depreciation) during the year	2,682	14,318	257	2,627
Net increase (decrease) in net assets from operations	$ 6,579	$ 23,644	$ (548)	$ 3,341

	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	Touchstone Balanced Fund
Income:
Dividends	$ 6,253	$ 33,228	$ 33,239	$ -
Mortality and expense fees	105	59	670	46
Net investment income (loss)	6,148	33,169	32,569	(46)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	10,919	(5,680)	18,796	2,984
Realized gain distributions	-	-	-	-
Realized gain (loss)	10,919	(5,680)	18,796	2,984
Change in unrealized appreciation (depreciation) during the year	190,285	172,559	296,640	34,620
Net increase (decrease) in net assets from operations	$ 207,352	$ 200,048	$ 348,005	$ 37,558

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares
Income:
Dividends	$ -	$ 1,003	$ 992	$ 212,862
Mortality and expense fees	130	679	175	839
Net investment income (loss)	(130)	324	817	212,023
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(11)	70,770	7,939	25,810
Realized gain distributions	-	53,950	44,005	-
Realized gain (loss)	(11)	124,720	51,944	25,810
Change in unrealized appreciation (depreciation) during the year	54,965	1,582,069	232,704	1,726,992
Net increase (decrease) in net assets from operations	$ 54,824	$ 1,707,113	$ 285,465	$ 1,964,825

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares
Income:
Dividends	$ 75,653	$ -	$ -	$ 44,777
Mortality and expense fees	521	-	18	379
Net investment income (loss)	75,132	-	(18)	44,398
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,567	70,954	11,481	53,426
Realized gain distributions	508,061	39,443	156,079	928,155
Realized gain (loss)	510,628	110,397	167,560	981,581
Change in unrealized appreciation (depreciation) during the year	(277,431)	151,206	619,591	224,198
Net increase (decrease) in net assets from operations	$ 308,329	$ 261,603	$ 787,133	$ 1,250,177

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International
Income:
Dividends	$ 160,629	$ 61,522	$ 11,091	$ 51,012
Mortality and expense fees	259	130	92	296
Net investment income (loss)	160,370	61,392	10,999	50,716
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1,974)	34,889	3,564	19,717
Realized gain distributions	-	708,713	4,001	30,739
Realized gain (loss)	(1,974)	743,602	7,565	50,456
Change in unrealized appreciation (depreciation) during the year	80,514	7,676	82,451	1,082,578
Net increase (decrease) in net assets from operations	$ 238,910	$ 812,670	$ 101,015	$ 1,183,750

	Wanger Select	Wanger USA
Income:
Dividends	$ 1,227	$ -
Mortality and expense fees	84	102
Net investment income (loss)	1,143	(102)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	6,921	13,971
Realized gain distributions	103,838	243,065
Realized gain (loss)	110,759	257,036
Change in unrealized appreciation (depreciation) during the year	65,959	21,676
Net increase (decrease) in net assets from operations	$ 177,861	$ 278,610
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 338	$ 358	$ 2,764	$ 1,254
Realized gains (losses)	16,181	1,521	13,852	19,203
Unrealized appreciation (depreciation) during the year	39,732	(794)	36,693	38,394
Net increase (decrease) in net assets from operations	56,251	1,085	53,309	58,851
Contract transactions:
Payments received from contract owners	7,220	8,432	21,855	19,341
Transfers between Investment Options (including Guaranteed Interest Account), net	(10,896)	(8,320)	75,354	(43,459)
Transfers for contract benefits and terminations	(11,829)	(161)	(15,055)	(10,882)
Contract maintenance charges	(8,282)	(7,932)	(21,564)	(18,697)
Net increase (decrease) in net assets resulting from contract transactions	(23,787)	(7,981)	60,590	(53,697)
Total increase (decrease) in net assets	32,464	(6,896)	113,899	5,154
Net assets at beginning of period	189,981	196,877	310,531	305,377
Net assets at end of period	$ 222,445	$ 189,981	$ 424,430	$ 310,531

	Deutsche Equity 500 Index VIP – Class A		Deutsche Small Cap Index VIP – Class A
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 98,867	$ 100,121	$ 1,666	$ 1,186
Realized gains (losses)	327,052	517,952	10,355	8,419
Unrealized appreciation (depreciation) during the year	674,577	(64,069)	12,020	14,576
Net increase (decrease) in net assets from operations	1,100,496	554,004	24,041	24,181
Contract transactions:
Payments received from contract owners	271,918	305,332	37,039	39,827
Transfers between Investment Options (including Guaranteed Interest Account), net	(100,884)	167,583	36,811	(4,697)
Transfers for contract benefits and terminations	(259,004)	(526,678)	(28,191)	(4,197)
Contract maintenance charges	(258,644)	(247,969)	(7,305)	(5,031)
Net increase (decrease) in net assets resulting from contract transactions	(346,614)	(301,732)	38,354	25,902
Total increase (decrease) in net assets	753,882	252,272	62,395	50,083
Net assets at beginning of period	5,278,922	5,026,650	136,352	86,269
Net assets at end of period	$ 6,032,804	$ 5,278,922	$ 198,747	$ 136,352

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 98,260	$ 110,678	$ 7,614	$ (134)
Realized gains (losses)	(2,568)	(6,644)	-	-
Unrealized appreciation (depreciation) during the year	(15,235)	(31,238)	-	-
Net increase (decrease) in net assets from operations	80,457	72,796	7,614	(134)
Contract transactions:
Payments received from contract owners	333,004	384,182	220,878	251,501
Transfers between Investment Options (including Guaranteed Interest Account), net	(3,372)	(5,921)	161,541	628,249
Transfers for contract benefits and terminations	(249,721)	(421,242)	(220,559)	(1,267,285)
Contract maintenance charges	(231,198)	(245,950)	(197,419)	(364,602)
Net increase (decrease) in net assets resulting from contract transactions	(151,287)	(288,931)	(35,559)	(752,137)
Total increase (decrease) in net assets	(70,830)	(216,135)	(27,945)	(752,271)
Net assets at beginning of period	4,259,815	4,475,950	2,487,608	3,239,879
Net assets at end of period	$ 4,188,985	$ 4,259,815	$ 2,459,663	$ 2,487,608

	Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 46,447	$ 41,346	$ 33,929	$ 24,922
Realized gains (losses)	2,226	(1,154)	245,371	277,974
Unrealized appreciation (depreciation) during the year	(1,502)	47,392	467,760	(62,323)
Net increase (decrease) in net assets from operations	47,171	87,584	747,060	240,573
Contract transactions:
Payments received from contract owners	41,929	38,857	204,266	225,530
Transfers between Investment Options (including Guaranteed Interest Account), net	10,116	19,231	1,126	(122,979)
Transfers for contract benefits and terminations	(34,086)	(67,507)	(264,204)	(318,718)
Contract maintenance charges	(30,838)	(30,160)	(200,237)	(192,447)
Net increase (decrease) in net assets resulting from contract transactions	(12,879)	(39,579)	(259,049)	(408,614)
Total increase (decrease) in net assets	34,292	48,005	488,011	(168,041)
Net assets at beginning of period	680,701	632,696	3,564,715	3,732,756
Net assets at end of period	$ 714,993	$ 680,701	$ 4,052,726	$ 3,564,715

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 18,314	$ 18,838	$ 2,163	$ (36)
Realized gains (losses)	1,361,050	239,747	156,030	166,016
Unrealized appreciation (depreciation) during the year	1,406,593	(247,144)	353,618	(156,051)
Net increase (decrease) in net assets from operations	2,785,957	11,441	511,811	9,929
Contract transactions:
Payments received from contract owners	628,699	651,149	91,962	97,131
Transfers between Investment Options (including Guaranteed Interest Account), net	(363,189)	(77,010)	(27,893)	116,606
Transfers for contract benefits and terminations	(716,702)	(623,187)	(96,346)	(146,251)
Contract maintenance charges	(510,348)	(490,525)	(105,266)	(99,879)
Net increase (decrease) in net assets resulting from contract transactions	(961,540)	(539,573)	(137,543)	(32,393)
Total increase (decrease) in net assets	1,824,417	(528,132)	374,268	(22,464)
Net assets at beginning of period	8,367,187	8,895,319	1,523,706	1,546,170
Net assets at end of period	$ 10,191,604	$ 8,367,187	$ 1,897,974	$ 1,523,706

	Fidelity ® VIP Investment Grade Bond Portfolio –Service Class		Franklin Income VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 58,406	$ 54,745	$ 77,543	$ 87,994
Realized gains (losses)	8,136	2,915	4,879	(34,994)
Unrealized appreciation (depreciation) during the year	30,822	29,426	94,244	169,072
Net increase (decrease) in net assets from operations	97,364	87,086	176,666	222,072
Contract transactions:
Payments received from contract owners	233,645	230,892	202,518	187,001
Transfers between Investment Options (including Guaranteed Interest Account), net	142,200	345,508	(19,739)	(239,965)
Transfers for contract benefits and terminations	(118,203)	(156,077)	(151,009)	(38,552)
Contract maintenance charges	(164,143)	(171,899)	(105,808)	(106,060)
Net increase (decrease) in net assets resulting from contract transactions	93,499	248,424	(74,038)	(197,576)
Total increase (decrease) in net assets	190,863	335,510	102,628	24,496
Net assets at beginning of period	2,363,271	2,027,761	1,863,233	1,838,737
Net assets at end of period	$ 2,554,134	$ 2,363,271	$ 1,965,861	$ 1,863,233

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 60,857	$ 51,134	$ 20	$ -
Realized gains (losses)	119,734	240,958	23	263
Unrealized appreciation (depreciation) during the year	39,510	80,298	744	(255)
Net increase (decrease) in net assets from operations	220,101	372,390	787	8
Contract transactions:
Payments received from contract owners	208,801	193,963	691	507
Transfers between Investment Options (including Guaranteed Interest Account), net	(52,807)	(277,128)	-	-
Transfers for contract benefits and terminations	(184,032)	(215,935)	(4)	(605)
Contract maintenance charges	(146,834)	(141,181)	(703)	(708)
Net increase (decrease) in net assets resulting from contract transactions	(174,872)	(440,281)	(16)	(806)
Total increase (decrease) in net assets	45,229	(67,891)	771	(798)
Net assets at beginning of period	2,690,801	2,758,692	5,354	6,152
Net assets at end of period	$ 2,736,030	$ 2,690,801	$ 6,125	$ 5,354

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,139	$ (288)	$ 4,533	$ 3,146
Realized gains (losses)	247,443	248,193	23,715	30,854
Unrealized appreciation (depreciation) during the year	406,344	(190,142)	25,474	7,496
Net increase (decrease) in net assets from operations	655,926	57,763	53,722	41,496
Contract transactions:
Payments received from contract owners	179,189	183,561	30,781	25,625
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,374)	99,983	199	(5,310)
Transfers for contract benefits and terminations	(253,367)	(193,749)	(20,632)	(41,261)
Contract maintenance charges	(152,613)	(132,970)	(29,145)	(28,234)
Net increase (decrease) in net assets resulting from contract transactions	(229,165)	(43,175)	(18,797)	(49,180)
Total increase (decrease) in net assets	426,761	14,588	34,925	(7,684)
Net assets at beginning of period	2,467,231	2,452,643	415,331	423,015
Net assets at end of period	$ 2,893,992	$ 2,467,231	$ 450,256	$ 415,331

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,909	$ 2,303	$ 860	$ 110
Realized gains (losses)	5,027	4,811	3,451	9,715
Unrealized appreciation (depreciation) during the year	16,388	12,495	17,902	8,383
Net increase (decrease) in net assets from operations	25,324	19,609	22,213	18,208
Contract transactions:
Payments received from contract owners	13,713	11,170	7,598	8,465
Transfers between Investment Options (including Guaranteed Interest Account), net	98,301	36,966	325	(29)
Transfers for contract benefits and terminations	(3,787)	(7,670)	(3,078)	(5,048)
Contract maintenance charges	(10,020)	(8,748)	(6,967)	(6,913)
Net increase (decrease) in net assets resulting from contract transactions	98,207	31,718	(2,122)	(3,525)
Total increase (decrease) in net assets	123,531	51,327	20,091	14,683
Net assets at beginning of period	175,160	123,833	151,409	136,726
Net assets at end of period	$ 298,691	$ 175,160	$ 171,500	$ 151,409

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 811	$ -	$ 16,170	$ 18,070
Realized gains (losses)	22,184	10,765	7,889	292
Unrealized appreciation (depreciation) during the year	6,877	18,216	12,604	25,524
Net increase (decrease) in net assets from operations	29,872	28,981	36,663	43,886
Contract transactions:
Payments received from contract owners	12,810	11,803	23,564	23,518
Transfers between Investment Options (including Guaranteed Interest Account), net	(439)	(45)	(11,703)	2,261
Transfers for contract benefits and terminations	(266)	(5,580)	(40,548)	(3,728)
Contract maintenance charges	(10,094)	(9,354)	(21,730)	(19,349)
Net increase (decrease) in net assets resulting from contract transactions	2,011	(3,176)	(50,417)	2,702
Total increase (decrease) in net assets	31,883	25,805	(13,754)	46,588
Net assets at beginning of period	211,850	186,045	409,731	363,143
Net assets at end of period	$ 243,733	$ 211,850	$ 395,977	$ 409,731

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 80,679	$ 81,157	$ 4,585	$ 3,561
Realized gains (losses)	667,770	112,954	73,800	54,068
Unrealized appreciation (depreciation) during the year	10,688	677,117	(28,641)	49,787
Net increase (decrease) in net assets from operations	759,137	871,228	49,744	107,416
Contract transactions:
Payments received from contract owners	391,533	408,085	43,475	44,294
Transfers between Investment Options (including Guaranteed Interest Account), net	(15,543)	(59,712)	(141)	(43,478)
Transfers for contract benefits and terminations	(359,860)	(452,400)	(26,372)	(64,494)
Contract maintenance charges	(312,604)	(302,888)	(51,969)	(49,364)
Net increase (decrease) in net assets resulting from contract transactions	(296,474)	(406,915)	(35,007)	(113,042)
Total increase (decrease) in net assets	462,663	464,313	14,737	(5,626)
Net assets at beginning of period	5,829,272	5,364,959	747,362	752,988
Net assets at end of period	$ 6,291,935	$ 5,829,272	$ 762,099	$ 747,362

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 22,962	$ 26,350	$ 33,207	$ 30,115
Realized gains (losses)	247,025	115,792	131,874	118,733
Unrealized appreciation (depreciation) during the year	112,810	86,125	87,029	17,847
Net increase (decrease) in net assets from operations	382,797	228,267	252,110	166,695
Contract transactions:
Payments received from contract owners	162,611	196,227	204,353	170,668
Transfers between Investment Options (including Guaranteed Interest Account), net	(33,333)	16,552	151,009	65,712
Transfers for contract benefits and terminations	(482,487)	(191,340)	(195,684)	(504,856)
Contract maintenance charges	(194,053)	(130,843)	(103,696)	(195,584)
Net increase (decrease) in net assets resulting from contract transactions	(547,262)	(109,404)	55,982	(464,060)
Total increase (decrease) in net assets	(164,465)	118,863	308,092	(297,365)
Net assets at beginning of period	2,200,685	2,081,822	1,890,510	2,187,875
Net assets at end of period	$ 2,036,220	$ 2,200,685	$ 2,198,602	$ 1,890,510

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 49,509	$ 50,440	$ 3,157	$ 3,037
Realized gains (losses)	269,677	238,971	9,068	9,447
Unrealized appreciation (depreciation) during the year	289,075	20,139	5,260	(1,538)
Net increase (decrease) in net assets from operations	608,261	309,550	17,485	10,946
Contract transactions:
Payments received from contract owners	233,446	241,849	12,806	12,829
Transfers between Investment Options (including Guaranteed Interest Account), net	15,282	391,768	(1,093)	1,510
Transfers for contract benefits and terminations	(320,683)	(234,940)	(8,783)	(938)
Contract maintenance charges	(328,913)	(275,319)	(16,491)	(16,850)
Net increase (decrease) in net assets resulting from contract transactions	(400,868)	123,358	(13,561)	(3,449)
Total increase (decrease) in net assets	207,393	432,908	3,924	7,497
Net assets at beginning of period	3,683,692	3,250,784	181,078	173,581
Net assets at end of period	$ 3,891,085	$ 3,683,692	$ 185,002	$ 181,078

	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 13,044	$ 17,234	$ (43)	$ (37)
Realized gains (losses)	658,753	864,537	8,754	8,666
Unrealized appreciation (depreciation) during the year	418,407	(496,687)	22,562	(137)
Net increase (decrease) in net assets from operations	1,090,204	385,084	31,273	8,492
Contract transactions:
Payments received from contract owners	409,124	443,492	10,102	14,199
Transfers between Investment Options (including Guaranteed Interest Account), net	(109,597)	2,970	37,327	67,317
Transfers for contract benefits and terminations	(551,889)	(350,478)	(73,683)	(9,080)
Contract maintenance charges	(287,049)	(287,456)	(20,319)	(13,375)
Net increase (decrease) in net assets resulting from contract transactions	(539,411)	(191,472)	(46,573)	59,061
Total increase (decrease) in net assets	550,793	193,612	(15,300)	67,553
Net assets at beginning of period	4,645,515	4,451,903	178,598	111,045
Net assets at end of period	$ 5,196,308	$ 4,645,515	$ 163,298	$ 178,598

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 13	$ 156	$ 3,213	$ 2,741
Realized gains (losses)	13,390	13,815	6,533	18,714
Unrealized appreciation (depreciation) during the year	19,426	(18,025)	127,002	(23,896)
Net increase (decrease) in net assets from operations	32,829	(4,054)	136,748	(2,441)
Contract transactions:
Payments received from contract owners	8,127	9,545	29,064	26,034
Transfers between Investment Options (including Guaranteed Interest Account), net	(370)	(18,035)	(35,027)	(5,774)
Transfers for contract benefits and terminations	(6,337)	(6,328)	(14,351)	(858)
Contract maintenance charges	(5,951)	(6,235)	(15,968)	(14,922)
Net increase (decrease) in net assets resulting from contract transactions	(4,531)	(21,053)	(36,282)	4,480
Total increase (decrease) in net assets	28,298	(25,107)	100,466	2,039
Net assets at beginning of period	127,592	152,699	405,237	403,198
Net assets at end of period	$ 155,890	$ 127,592	$ 505,703	$ 405,237

	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 23,306	$ 7,656	$ 225,241	$ 20,076
Realized gains (losses)	218,632	121,995	(11,116)	(7,092)
Unrealized appreciation (depreciation) during the year	235,583	404,503	(167,213)	268,788
Net increase (decrease) in net assets from operations	477,521	534,154	46,912	281,772
Contract transactions:
Payments received from contract owners	323,069	326,396	215,321	226,456
Transfers between Investment Options (including Guaranteed Interest Account), net	(127,040)	(29,289)	157,432	98,889
Transfers for contract benefits and terminations	(284,633)	(222,217)	(189,687)	(152,718)
Contract maintenance charges	(188,031)	(189,339)	(122,973)	(133,744)
Net increase (decrease) in net assets resulting from contract transactions	(276,635)	(114,449)	60,093	38,883
Total increase (decrease) in net assets	200,886	419,705	107,005	320,655
Net assets at beginning of period	3,562,442	3,142,737	2,115,437	1,794,782
Net assets at end of period	$ 3,763,328	$ 3,562,442	$ 2,222,442	$ 2,115,437

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,199	$ 4,535	$ 9,529	$ 15,475
Realized gains (losses)	(302)	(1,219)	(203)	(18,860)
Unrealized appreciation (depreciation) during the year	2,682	6,854	14,318	29,983
Net increase (decrease) in net assets from operations	6,579	10,170	23,644	26,598
Contract transactions:
Payments received from contract owners	30,721	33,035	37,557	60,008
Transfers between Investment Options (including Guaranteed Interest Account), net	5,234	(26,403)	80,147	(286,711)
Transfers for contract benefits and terminations	(38,167)	(7,715)	(18,928)	(138,374)
Contract maintenance charges	(9,578)	(9,462)	(35,787)	(45,200)
Net increase (decrease) in net assets resulting from contract transactions	(11,790)	(10,545)	62,989	(410,277)
Total increase (decrease) in net assets	(5,211)	(375)	86,633	(383,679)
Net assets at beginning of period	189,740	190,115	498,119	881,798
Net assets at end of period	$ 184,529	$ 189,740	$ 584,752	$ 498,119

	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 6	$ -
Realized gains (losses)	(805)	(473)	708	2,087
Unrealized appreciation (depreciation) during the year	257	232	2,627	(276)
Net increase (decrease) in net assets from operations	(548)	(241)	3,341	1,811
Contract transactions:
Payments received from contract owners	163	163	371	563
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	-	-
Transfers for contract benefits and terminations	-	(132)	(68)	(3,317)
Contract maintenance charges	(471)	(503)	(821)	(854)
Net increase (decrease) in net assets resulting from contract transactions	(308)	(472)	(518)	(3,608)
Total increase (decrease) in net assets	(856)	(713)	2,823	(1,797)
Net assets at beginning of period	6,327	7,040	10,766	12,563
Net assets at end of period	$ 5,471	$ 6,327	$ 13,589	$ 10,766

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,148	$ 4,494	$ 33,169	$ 23,461
Realized gains (losses)	10,919	(19,634)	(5,680)	(9,054)
Unrealized appreciation (depreciation) during the year	190,285	89,630	172,559	58,956
Net increase (decrease) in net assets from operations	207,352	74,490	200,048	73,363
Contract transactions:
Payments received from contract owners	46,717	92,340	95,837	87,074
Transfers between Investment Options (including Guaranteed Interest Account), net	(64,431)	(94,752)	34,619	(141,255)
Transfers for contract benefits and terminations	(17,661)	(11,874)	(78,738)	(57,761)
Contract maintenance charges	(30,000)	(39,977)	(67,841)	(63,842)
Net increase (decrease) in net assets resulting from contract transactions	(65,375)	(54,263)	(16,123)	(175,784)
Total increase (decrease) in net assets	141,977	20,227	183,925	(102,421)
Net assets at beginning of period	546,305	526,078	1,215,215	1,317,636
Net assets at end of period	$ 688,282	$ 546,305	$ 1,399,140	$ 1,215,215

	Templeton Growth VIP Fund – Class 2		Touchstone Balanced Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 32,569	$ 37,010	$ (46)	$ 4,058
Realized gains (losses)	18,796	84,586	2,984	1,432
Unrealized appreciation (depreciation) during the year	296,640	54,531	34,620	12,922
Net increase (decrease) in net assets from operations	348,005	176,127	37,558	18,412
Contract transactions:
Payments received from contract owners	201,119	166,236	54,546	63,283
Transfers between Investment Options (including Guaranteed Interest Account), net	(113,988)	(103,400)	(3,361)	8,342
Transfers for contract benefits and terminations	(97,023)	(62,722)	(92,663)	(38,907)
Contract maintenance charges	(122,516)	(112,971)	(11,252)	(12,595)
Net increase (decrease) in net assets resulting from contract transactions	(132,408)	(112,857)	(52,730)	20,123
Total increase (decrease) in net assets	215,597	63,270	(15,172)	38,535
Net assets at beginning of period	1,927,727	1,864,457	306,765	268,230
Net assets at end of period	$ 2,143,324	$ 1,927,727	$ 291,593	$ 306,765

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Touchstone Bond Fund		Touchstone Common Stock Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (130)	$ 30,114	$ 324	$ 131,892
Realized gains (losses)	(11)	667	124,720	705,277
Unrealized appreciation (depreciation) during the year	54,965	(17,845)	1,582,069	26,756
Net increase (decrease) in net assets from operations	54,824	12,936	1,707,113	863,925
Contract transactions:
Payments received from contract owners	198,960	209,554	773,582	841,051
Transfers between Investment Options (including Guaranteed Interest Account), net	152,520	(15,962)	(305,410)	(335,671)
Transfers for contract benefits and terminations	(117,240)	(105,190)	(738,909)	(644,903)
Contract maintenance charges	(107,814)	(117,236)	(536,764)	(550,100)
Net increase (decrease) in net assets resulting from contract transactions	126,426	(28,834)	(807,501)	(689,623)
Total increase (decrease) in net assets	181,250	(15,898)	899,612	174,302
Net assets at beginning of period	1,460,040	1,475,938	8,261,315	8,087,013
Net assets at end of period	$ 1,641,290	$ 1,460,040	$ 9,160,927	$ 8,261,315

	Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 817	$ 824	$ 212,023	$ 94,337
Realized gains (losses)	51,944	118,236	25,810	2,376,656
Unrealized appreciation (depreciation) during the year	232,704	155,680	1,726,992	(2,671,452)
Net increase (decrease) in net assets from operations	285,465	274,740	1,964,825	(200,459)
Contract transactions:
Payments received from contract owners	120,314	120,250	1,210,724	1,279,863
Transfers between Investment Options (including Guaranteed Interest Account), net	(29,029)	30,237	158,765	354,830
Transfers for contract benefits and terminations	(109,611)	(100,878)	(1,051,096)	(1,090,333)
Contract maintenance charges	(89,067)	(89,310)	(741,138)	(743,750)
Net increase (decrease) in net assets resulting from contract transactions	(107,393)	(39,701)	(422,745)	(199,390)
Total increase (decrease) in net assets	178,072	235,039	1,542,080	(399,849)
Net assets at beginning of period	1,569,842	1,334,803	12,380,755	12,780,604
Net assets at end of period	$ 1,747,914	$ 1,569,842	$ 13,922,835	$ 12,380,755

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 75,132	$ 94,645	$ -	$ -
Realized gains (losses)	510,628	803,391	110,397	47,098
Unrealized appreciation (depreciation) during the year	(277,431)	(552,910)	151,206	(53,943)
Net increase (decrease) in net assets from operations	308,329	345,126	261,603	(6,845)
Contract transactions:
Payments received from contract owners	382,566	412,104	55,106	62,942
Transfers between Investment Options (including Guaranteed Interest Account), net	135,000	(11,463)	(12,465)	(415)
Transfers for contract benefits and terminations	(390,214)	(429,977)	(148,392)	(74,354)
Contract maintenance charges	(295,388)	(311,423)	(65,813)	(56,134)
Net increase (decrease) in net assets resulting from contract transactions	(168,036)	(340,759)	(171,564)	(67,961)
Total increase (decrease) in net assets	140,293	4,367	90,039	(74,806)
Net assets at beginning of period	5,223,641	5,219,274	843,151	917,957
Net assets at end of period	$ 5,363,934	$ 5,223,641	$ 933,190	$ 843,151

	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (18)	$ (16)	$ 44,398	$ 117,950
Realized gains (losses)	167,560	177,590	981,581	804,475
Unrealized appreciation (depreciation) during the year	619,591	210,890	224,198	502,959
Net increase (decrease) in net assets from operations	787,133	388,464	1,250,177	1,425,384
Contract transactions:
Payments received from contract owners	109,897	142,237	427,655	436,839
Transfers between Investment Options (including Guaranteed Interest Account), net	52,395	(125,575)	(218,808)	(446,934)
Transfers for contract benefits and terminations	(119,577)	(144,770)	(551,028)	(462,126)
Contract maintenance charges	(129,804)	(108,891)	(352,339)	(343,864)
Net increase (decrease) in net assets resulting from contract transactions	(87,089)	(236,999)	(694,520)	(816,085)
Total increase (decrease) in net assets	700,044	151,465	555,657	609,299
Net assets at beginning of period	1,988,556	1,837,091	6,576,673	5,967,374
Net assets at end of period	$ 2,688,600	$ 1,988,556	$ 7,132,330	$ 6,576,673

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 160,370	$ 162,379	$ 61,392	$ 44,742
Realized gains (losses)	(1,974)	373	743,602	689,668
Unrealized appreciation (depreciation) during the year	80,514	159,198	7,676	(421,043)
Net increase (decrease) in net assets from operations	238,910	321,950	812,670	313,367
Contract transactions:
Payments received from contract owners	319,552	328,816	242,344	258,543
Transfers between Investment Options (including Guaranteed Interest Account), net	55,295	(88,183)	(157,730)	(30,516)
Transfers for contract benefits and terminations	(206,659)	(224,843)	(232,506)	(261,332)
Contract maintenance charges	(247,694)	(263,046)	(228,663)	(211,903)
Net increase (decrease) in net assets resulting from contract transactions	(79,506)	(247,256)	(376,555)	(245,208)
Total increase (decrease) in net assets	159,404	74,694	436,115	68,159
Net assets at beginning of period	3,625,385	3,550,691	3,630,219	3,562,060
Net assets at end of period	$ 3,784,789	$ 3,625,385	$ 4,066,334	$ 3,630,219

	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 10,999	$ 9,973	$ 50,716	$ 44,355
Realized gains (losses)	7,565	49,726	50,456	266,610
Unrealized appreciation (depreciation) during the year	82,451	(62,428)	1,082,578	(374,186)
Net increase (decrease) in net assets from operations	101,015	(2,729)	1,183,750	(63,221)
Contract transactions:
Payments received from contract owners	48,607	62,366	313,228	338,991
Transfers between Investment Options (including Guaranteed Interest Account), net	(4,768)	(103,576)	(31,723)	(158,007)
Transfers for contract benefits and terminations	(70,926)	(10,607)	(364,016)	(279,490)
Contract maintenance charges	(55,212)	(47,260)	(241,871)	(233,803)
Net increase (decrease) in net assets resulting from contract transactions	(82,299)	(99,077)	(324,382)	(332,309)
Total increase (decrease) in net assets	18,716	(101,806)	859,368	(395,530)
Net assets at beginning of period	594,946	696,752	3,698,619	4,094,149
Net assets at end of period	$ 613,662	$ 594,946	$ 4,557,987	$ 3,698,619

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Wanger Select		Wanger USA
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,143	$ 1,031	$ (102)	$ (105)
Realized gains (losses)	110,759	170,054	257,036	372,781
Unrealized appreciation (depreciation) during the year	65,959	(99,310)	21,676	(189,710)
Net increase (decrease) in net assets from operations	177,861	71,775	278,610	182,966
Contract transactions:
Payments received from contract owners	62,726	79,367	67,242	65,263
Transfers between Investment Options (including Guaranteed Interest Account), net	(50,293)	(142,329)	(42,951)	(49,332)
Transfers for contract benefits and terminations	(80,111)	(72,236)	(119,883)	(55,416)
Contract maintenance charges	(37,175)	(33,667)	(75,763)	(70,432)
Net increase (decrease) in net assets resulting from contract transactions	(104,853)	(168,865)	(171,355)	(109,917)
Total increase (decrease) in net assets	73,008	(97,090)	107,255	73,049
Net assets at beginning of period	696,623	793,713	1,505,919	1,432,870
Net assets at end of period	$ 769,631	$ 696,623	$ 1,613,174	$ 1,505,919
The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The PHLVIC Variable Universal Life Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL Variable”, the Company, “we” or “us”). PHL Variable is a Connecticut stock life insurance company and is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). On June 20, 2016, Nassau Reinsurance Group Holdings L.P. (“Nassau Re”) completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the New York State Department of Financial Services (“NYDFS”). Founded in April 2015, Nassau Re is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. Phoenix became a privately held, wholly-owned subsidiary of Nassau Re, serving as its U.S. life and annuity platform. As part of the transaction, Nassau Re contributed $100 million of new equity capital to Phoenix at closing. Additionally, Nassau Re funded $80 million of new equity capital to Nassau Re’s reinsurance affiliate related to a reinsurance agreement between this affiliate and PHL Variable. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 54 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Touchstone Balanced Fund (formerly Sentinel Variable Products Balanced Fund)
Touchstone Bond Fund (formerly Sentinel Variable Products Bond Fund)
Touchstone Common Stock Fund (formerly Sentinel Variable Products Common Stock Fund)
Touchstone Small Company Fund (formerly Sentinel Variable Products Small Company Fund)
Virtus Duff & Phelps International Series-Class A Shares (formerly Virtus International Series-Class A Shares)
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares (formerly Virtus Real Estate Securities Series-Class A Shares)
Virtus KAR Capital Growth Series-Class A Shares (formerly Virtus Capital Growth Series-Class A Shares)
Virtus KAR Small-Cap Growth Series-Class A Shares (formerly Virtus Small-Cap Growth Series-Class A Shares)
Virtus KAR Small-Cap Value Series-Class A Shares (formerly Virtus Small-Cap Value Series-Class A Shares)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares (formerly Virtus Multi-Sector Fixed Income Series-Class A Shares)
Virtus Rampart Enhanced Core Equity Series-Class A Shares (formerly Virtus Enhanced Core Equity Series-Class A Shares)
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PHL Variable and the Separate Account are subject to regulation by the Department of Insurance of the State of Connecticut and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: PHL Variable is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Phoenix is no longer subject to U.S. federal income tax examinations by tax authorities for years before

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
2014. Under the current provisions of the Code, PHL Variable does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL Variable will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL Variable’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
E.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2017.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 20,358	$ 30,655
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	247,702	169,357
Deutsche Equity 500 Index VIP – Class A	757,934	727,452
Deutsche Small Cap Index VIP – Class A	103,948	57,408
Federated Fund for U.S. Government Securities II	362,176	415,203
Federated Government Money Fund II - Service Shares	395,794	423,739
Federated High Income Bond Fund II – Primary Shares	134,645	101,077
Fidelity ® VIP Contrafund® Portfolio – Service Class	446,369	468,863
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	1,572,526	1,282,889
Fidelity ® VIP Growth Portfolio – Service Class	258,087	268,687
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	448,301	285,587
Franklin Income VIP Fund – Class 2	302,811	299,305
Franklin Mutual Shares VIP Fund – Class 2	416,875	419,192
Guggenheim VT Long Short Equity Fund	666	662
Invesco V.I. American Franchise Fund – Series I Shares	377,683	385,800
Invesco V.I. Core Equity Fund – Series I Shares	48,859	40,416
Invesco V.I. Equity and Income Fund – Series II Shares	130,501	23,503
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	10,950	8,883
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	34,737	9,829
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	58,740	89,178
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	939,916	558,540
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	112,908	69,849
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	283,345	694,761
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	492,925	276,967
Morningstar Growth ETF Asset Allocation Portfolio – Class II	452,274	607,817
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	19,589	21,635
Neuberger Berman AMT Guardian Portfolio – S Class	877,024	801,139
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	54,057	98,168
Oppenheimer Capital Appreciation Fund/VA – Service Shares	19,794	11,518
Oppenheimer Global Fund/VA – Service Shares	36,471	69,540
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	440,095	497,349
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	511,446	226,111
PIMCO Real Return Portfolio – Advisor Class	60,509	68,099
PIMCO Total Return Portfolio – Advisor Class	127,481	54,964
Rydex VT Inverse Government Long Bond Strategy Fund	109	417
Rydex VT Nova Fund	771	772
Templeton Developing Markets VIP Fund – Class 2	72,940	132,167
Templeton Foreign VIP Fund – Class 2	233,213	216,167
Templeton Growth VIP Fund – Class 2	187,047	286,886
Touchstone Balanced Fund	53,770	106,545
Touchstone Bond Fund	258,165	131,869
Touchstone Common Stock Fund	578,862	1,332,090
Touchstone Small Company Fund	286,535	349,105
Virtus Duff & Phelps International Series – Class A Shares	1,034,107	1,244,829
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	997,300	582,144
Virtus KAR Capital Growth Series – Class A Shares	83,249	215,370
Virtus KAR Small-Cap Growth Series – Class A Shares	303,950	234,977
Virtus KAR Small-Cap Value Series – Class A Shares	1,217,207	939,174
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	411,759	330,895
Virtus Rampart Enhanced Core Equity Series – Class A Shares	920,038	526,489
Virtus Strategic Allocation Series – Class A Shares	54,884	122,183
Wanger International	298,558	541,485

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Wanger Select	$ 175,501	$ 175,373
Wanger USA	289,787	218,179
	$ 18,015,248	$ 17,251,258

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	769	(3,333)	(2,564)	1,098	(2,095)	(997)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	95,627	(72,000)	23,627	49,494	(73,555)	(24,061)
Deutsche Equity 500 Index VIP – Class A	108,911	(161,351)	(52,440)	179,966	(252,189)	(72,223)
Deutsche Small Cap Index VIP – Class A	43,531	(26,585)	16,946	23,060	(8,593)	14,467
Federated Fund for U.S. Government Securities II	127,021	(166,357)	(39,336)	331,286	(417,796)	(86,510)
Federated Government Money Fund II - Service Shares	493,118	(528,639)	(35,521)	1,496,227	(2,248,632)	(752,405)
Federated High Income Bond Fund II – Primary Shares	21,227	(23,641)	(2,414)	26,750	(34,614)	(7,864)
Fidelity ® VIP Contrafund® Portfolio – Service Class	75,444	(95,130)	(19,686)	76,290	(174,021)	(97,731)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	258,240	(498,859)	(240,619)	354,575	(500,830)	(146,255)
Fidelity ® VIP Growth Portfolio – Service Class	38,409	(60,103)	(21,694)	84,333	(88,601)	(4,268)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	346,976	(287,072)	59,904	444,272	(287,963)	156,309
Franklin Income VIP Fund – Class 2	221,511	(259,969)	(38,458)	171,575	(303,796)	(132,221)
Franklin Mutual Shares VIP Fund – Class 2	184,603	(217,636)	(33,033)	106,633	(228,046)	(121,413)
Guggenheim VT Long Short Equity Fund	327	(338)	(11)	260	(676)	(416)
Invesco V.I. American Franchise Fund – Series I Shares	137,110	(258,151)	(121,041)	244,942	(270,423)	(25,481)
Invesco V.I. Core Equity Fund – Series I Shares	15,151	(24,245)	(9,094)	14,203	(40,774)	(26,571)
Invesco V.I. Equity and Income Fund – Series II Shares	60,696	(13,295)	47,401	29,636	(13,019)	16,617
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	3,464	(4,472)	(1,008)	4,466	(6,174)	(1,708)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	5,253	(4,406)	847	5,764	(7,232)	(1,468)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	19,834	(40,944)	(21,110)	17,884	(17,048)	836
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	244,512	(387,048)	(142,536)	293,566	(520,657)	(227,091)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	23,874	(39,802)	(15,928)	33,964	(98,899)	(64,935)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	104,611	(434,826)	(330,215)	158,072	(233,550)	(75,478)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	243,741	(208,133)	35,608	393,714	(738,580)	(344,866)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	229,543	(477,444)	(247,901)	1,156,909	(1,076,442)	80,467
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	9,786	(19,775)	(9,989)	11,546	(14,329)	(2,783)
Neuberger Berman AMT Guardian Portfolio – S Class	219,832	(482,932)	(263,100)	305,483	(418,974)	(113,491)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	43,901	(90,833)	(46,932)	106,025	(43,758)	62,267
Oppenheimer Capital Appreciation Fund/VA – Service Shares	4,209	(7,006)	(2,797)	10,145	(22,914)	(12,769)
Oppenheimer Global Fund/VA – Service Shares	20,571	(41,395)	(20,824)	45,060	(43,020)	2,040
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	166,663	(289,182)	(122,519)	241,749	(306,459)	(64,710)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	759,368	(641,538)	117,830	731,653	(630,715)	100,938
PIMCO Real Return Portfolio – Advisor Class	39,914	(47,970)	(8,056)	54,402	(62,017)	(7,615)
PIMCO Total Return Portfolio – Advisor Class	71,613	(36,892)	34,721	69,852	(307,324)	(237,472)
Rydex VT Inverse Government Long Bond Strategy Fund	470	(1,354)	(884)	482	(1,871)	(1,389)
Rydex VT Nova Fund	102	(244)	(142)	200	(1,381)	(1,181)
Templeton Developing Markets VIP Fund – Class 2	70,279	(124,115)	(53,836)	179,731	(266,817)	(87,086)
Templeton Foreign VIP Fund – Class 2	61,620	(69,953)	(8,333)	42,926	(88,094)	(45,168)
Templeton Growth VIP Fund – Class 2	177,729	(228,501)	(50,772)	170,556	(200,035)	(29,479)
Touchstone Balanced Fund	30,856	(61,061)	(30,205)	46,925	(35,808)	11,117
Touchstone Bond Fund	237,792	(153,428)	84,364	164,513	(183,606)	(19,093)
Touchstone Common Stock Fund	374,667	(743,629)	(368,962)	510,086	(889,586)	(379,500)
Touchstone Small Company Fund	131,982	(179,587)	(47,605)	131,031	(146,720)	(15,689)
Virtus Duff & Phelps International Series – Class A Shares	861,466	(950,051)	(88,585)	1,228,443	(1,123,412)	105,031
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	213,796	(202,022)	11,774	160,028	(265,542)	(105,514)
Virtus KAR Capital Growth Series – Class A Shares	13,320	(48,403)	(35,083)	17,866	(32,878)	(15,012)
Virtus KAR Small-Cap Growth Series – Class A Shares	23,024	(33,012)	(9,988)	65,990	(113,726)	(47,736)
Virtus KAR Small-Cap Value Series – Class A Shares	163,521	(337,107)	(173,586)	201,316	(489,893)	(288,577)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	187,752	(180,631)	7,121	163,094	(245,965)	(82,871)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	65,681	(133,560)	(67,879)	89,489	(146,908)	(57,419)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Strategic Allocation Series – Class A Shares	23,562	(41,850)	(18,288)	14,404	(39,167)	(24,763)
Wanger International	148,728	(213,040)	(64,312)	174,847	(276,116)	(101,269)
Wanger Select	36,755	(66,566)	(29,811)	46,743	(116,879)	(70,136)
Wanger USA	18,704	(39,003)	(20,299)	17,526	(33,368)	(15,842)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2017	21	10.37	to	10.37	222	0.16%	-	to	-	31.08%	to	31.08%
2016	24	7.91	to	7.91	190	0.19%	-	to	-	0.50%	to	0.50%
2015	25	7.87	to	7.87	197	0.08%	-	to	-	6.19%	to	6.19%
2014 ‡	26	7.41	to	7.41	192	0.09%	-	to	-	13.75%	to	13.75%
2013 ‡	29	6.51	to	6.51	186	0.36%	-	to	-	35.19%	to	35.19%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2017	155	2.62	to	2.73	424	0.70%	-	to	-	15.89%	to	15.89%
2016	132	2.26	to	2.36	311	0.40%	-	to	-	20.27%	to	20.27%
2015 ‡	156	1.96	to	1.96	305	0.09%	-	to	-	(2.68%)	to	(2.68%)
2014 ‡	160	2.02	to	2.02	323	1.07%	-	to	-	9.25%	to	9.25%
2013 ‡	99	1.77	to	1.84	182	0.76%	-	to	-	32.82%	to	32.82%
Deutsche Equity 500 Index VIP – Class A
2017 ‡	952	2.78	to	7.10	6,033	1.75%	-	to	0.12%	21.39%	to	21.53%
2016 ‡	1,004	2.28	to	5.85	5,279	2.03%	-	to	0.48%	11.08%	to	11.61%
2015	1,076	2.06	to	5.24	5,027	1.65%	-	to	0.48%	0.64%	to	1.13%
2014	1,201	2.04	to	5.18	5,608	1.84%	-	to	0.48%	12.85%	to	13.39%
2013	1,231	1.81	to	4.57	5,060	1.78%	-	to	0.48%	31.29%	to	31.93%
Deutsche Small Cap Index VIP – Class A
2017	79	2.41	to	2.52	199	1.01%	-	to	0.48%	13.78%	to	14.33%
2016	62	2.12	to	2.21	136	1.09%	-	to	0.48%	20.45%	to	21.03%
2015	47	1.76	to	1.82	86	1.06%	-	to	0.48%	(5.05%)	to	(4.60%)
2014	43	1.85	to	1.91	82	1.00%	-	to	0.48%	4.24%	to	4.74%
2013	44	1.78	to	1.83	80	1.08%	-	to	0.48%	37.97%	to	38.64%
Federated Fund for U.S. Government Securities II
2017 ‡	1,394	1.42	to	3.37	4,189	2.32%	-	to	0.12%	1.80%	to	1.92%
2016 ‡	1,433	1.39	to	3.31	4,260	2.53%	-	to	0.48%	1.12%	to	1.61%
2015	1,520	1.38	to	3.26	4,476	2.73%	-	to	0.48%	0.04%	to	0.52%
2014	1,564	1.38	to	3.24	4,589	2.96%	-	to	0.48%	4.12%	to	4.62%
2013	1,567	1.32	to	3.10	4,529	3.30%	-	to	0.48%	(2.52%)	to	(2.05%)
Federated Government Money Fund II - Service Shares
2017	2,453	0.97	to	1.00	2,460	0.31%	-	to	0.48%	(0.17%)	to	0.31%
2016 ‡	2,488	0.97	to	1.00	2,488	0.00%*	-	to	0.48%	(0.48%)	to	0.00%
2015	3,241	0.97	to	1.00	3,240	0.00%*	-	to	0.48%	(0.48%)	to	0.00%*
2014	4,083	0.98	to	1.00	4,082	-	-	to	0.48%	(0.48%)	to	-
2013	2,780	0.98	to	1.00	2,779	-	-	to	0.48%	(0.48%)	to	0.00%*
Federated High Income Bond Fund II – Primary Shares
2017	120	2.31	to	6.54	715	6.56%	-	to	0.48%	6.43%	to	6.94%
2016	123	2.17	to	6.12	681	6.52%	-	to	0.48%	14.27%	to	14.82%
2015	131	1.90	to	5.33	633	5.75%	-	to	0.48%	(3.04%)	to	(2.57%)
2014	164	1.96	to	5.47	773	5.90%	-	to	0.48%	2.20%	to	2.69%
2013	203	1.92	to	5.33	921	6.87%	-	to	0.48%	6.47%	to	6.99%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity ® VIP Contrafund® Portfolio – Service Class
2017	635	2.95	to	8.28	4,053	0.89%	-	to	0.48%	21.18%	to	21.76%
2016	655	2.43	to	6.80	3,565	0.73%	-	to	0.48%	7.40%	to	7.91%
2015	753	2.27	to	6.31	3,733	0.90%	-	to	0.48%	0.08%	to	0.56%
2014	786	2.26	to	6.27	4,033	0.84%	-	to	0.48%	11.28%	to	11.82%
2013	902	2.03	to	5.61	4,029	0.93%	-	to	0.48%	30.52%	to	31.14%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2017	2,635	3.04	to	7.61	10,192	0.20%	-	to	0.48%	33.76%	to	34.40%
2016 ‡	2,875	2.28	to	5.66	8,367	0.23%	-	to	0.48%	(0.23%)	to	0.25%
2015	3,022	2.28	to	5.65	8,895	0.06%	-	to	0.48%	4.98%	to	5.48%
2014	3,349	2.17	to	5.35	9,321	0.11%	-	to	0.48%	11.56%	to	12.10%
2013	3,673	1.95	to	4.77	9,092	0.20%	-	to	0.48%	37.12%	to	37.78%
Fidelity ® VIP Growth Portfolio – Service Class
2017	329	3.08	to	7.11	1,898	0.12%	-	to	0.12%	34.84%	to	35.00%
2016 ‡	351	1.60	to	5.27	1,524	-	-	to	-	0.71%	to	0.71%
2015	355	2.27	to	5.23	1,546	0.16%	-	to	0.48%	6.54%	to	7.05%
2014	382	2.13	to	4.89	1,611	0.09%	-	to	0.48%	10.65%	to	11.19%
2013	423	1.93	to	4.40	1,502	0.20%	-	to	0.48%	35.55%	to	36.20%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2017	1,624	1.52	to	1.60	2,554	2.40%	-	to	0.48%	3.66%	to	4.16%
2016	1,564	1.47	to	1.54	2,363	2.47%	-	to	0.48%	4.13%	to	4.63%
2015	1,407	1.41	to	1.47	2,028	2.45%	-	to	0.48%	(1.18%)	to	(0.71%)
2014	1,518	1.43	to	1.48	2,204	2.15%	-	to	0.48%	5.25%	to	5.75%
2013	1,551	1.35	to	1.40	2,130	2.38%	-	to	0.48%	(2.36%)	to	(1.89%)
Franklin Income VIP Fund – Class 2
2017	1,038	1.89	to	2.00	1,966	3.86%	-	to	0.48%	9.15%	to	9.67%
2016	1,076	1.73	to	1.82	1,863	4.99%	-	to	0.48%	13.48%	to	14.02%
2015 ‡	1,208	1.52	to	1.60	1,839	4.68%	-	to	0.48%	(7.50%)	to	(7.05%)
2014	1,288	1.65	to	1.72	2,105	4.91%	-	to	0.48%	4.11%	to	4.62%
2013	1,313	1.58	to	1.64	2,046	6.32%	-	to	0.48%	13.39%	to	13.94%
Franklin Mutual Shares VIP Fund – Class 2
2017	820	2.11	to	5.69	2,736	2.26%	-	to	0.48%	7.83%	to	8.35%
2016 ‡	853	1.96	to	5.26	2,691	2.00%	-	to	0.48%	15.50%	to	16.06%
2015	974	1.69	to	4.53	2,759	3.05%	-	to	0.48%	(5.39%)	to	(4.94%)
2014	1,136	1.79	to	4.76	3,250	2.04%	-	to	0.48%	6.61%	to	7.12%
2013	1,179	1.68	to	4.45	3,148	2.04%	-	to	0.48%	27.65%	to	28.26%
Guggenheim VT Long Short Equity Fund
2017	3	2.31	to	2.31	6	0.34%	-	to	-	14.85%	to	14.85%
2016	3	2.01	to	2.01	5	-	-	to	-	0.65%	to	0.65%
2015	3	2.00	to	2.00	6	-	-	to	-	1.26%	to	1.26%
2014	5	1.98	to	1.98	10	-	-	to	-	2.79%	to	2.79%
2013	5	1.92	to	1.92	10	-	-	to	-	17.46%	to	17.46%
Invesco V.I. American Franchise Fund – Series I Shares
2017 ‡	1,415	2.00	to	2.05	2,894	0.08%	-	to	0.12%	27.19%	to	27.34%
2016 ‡	1,536	1.57	to	1.61	2,467	-	-	to	0.48%	1.78%	to	2.27%
2015	1,562	1.54	to	1.57	2,453	-	-	to	0.48%	4.50%	to	5.01%
2014	1,715	1.48	to	1.50	2,566	0.04%	-	to	0.48%	7.92%	to	8.44%
2013	1,823	1.37	to	1.38	2,514	0.44%	-	to	0.48%	39.46%	to	40.14%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. Core Equity Fund – Series I Shares
2017	207	2.18	to	2.18	450	1.04%	-	to	-	13.17%	to	13.17%
2016	216	1.92	to	1.92	415	0.75%	-	to	-	10.26%	to	10.26%
2015	243	1.74	to	1.74	423	1.13%	-	to	-	(5.77%)	to	(5.77%)
2014	276	1.85	to	1.85	511	0.86%	-	to	-	8.15%	to	8.15%
2013	304	1.71	to	1.71	520	1.40%	-	to	-	29.25%	to	29.25%
Invesco V.I. Equity and Income Fund – Series II Shares
2017	138	1.97	to	2.21	299	1.61%	-	to	-	10.78%	to	10.78%
2016	90	1.78	to	2.00	175	1.70%	-	to	-	14.84%	to	14.83%
2015	74	1.55	to	1.74	124	2.31%	-	to	-	(2.59%)	to	(2.59%)
2014	68	1.59	to	1.79	118	1.66%	-	to	-	8.77%	to	8.77%
2013	67	1.46	to	1.64	107	1.35%	-	to	-	24.89%	to	24.88%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2017	69	2.48	to	2.48	172	0.54%	-	to	-	14.92%	to	14.92%
2016	70	2.16	to	2.16	151	0.08%	-	to	-	13.43%	to	13.43%
2015	72	1.90	to	1.90	137	0.36%	-	to	-	(4.03%)	to	(4.03%)
2014	69	1.98	to	1.98	137	0.04%	-	to	-	4.43%	to	4.43%
2013	69	1.90	to	1.90	130	0.69%	-	to	-	28.81%	to	28.81%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2017	88	2.76	to	2.76	244	0.36%	-	to	-	13.95%	to	13.95%
2016	87	2.42	to	2.42	212	-	-	to	-	15.78%	to	15.78%
2015	89	2.09	to	2.09	186	-	-	to	-	(2.38%)	to	(2.38%)
2014	91	2.15	to	2.15	194	-	-	to	-	11.03%	to	11.03%
2013	88	1.93	to	1.93	169	-	-	to	-	35.08%	to	35.08%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2017	168	2.00	to	2.38	396	3.90%	-	to	-	9.21%	to	9.21%
2016	189	1.83	to	2.18	410	4.72%	-	to	-	12.13%	to	12.13%
2015	188	1.63	to	1.94	363	3.56%	-	to	-	(1.53%)	to	(1.53%)
2014	235	1.66	to	1.97	452	4.30%	-	to	-	4.35%	to	4.35%
2013	300	1.59	to	1.89	551	4.94%	-	to	-	8.17%	to	8.17%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2017 ‡	2,786	2.19	to	2.26	6,292	1.34%	-	to	0.12%	13.25%	to	13.38%
2016 ‡	2,929	1.93	to	2.00	5,829	1.50%	-	to	0.48%	16.55%	to	17.11%
2015	3,156	1.65	to	1.71	5,365	1.21%	-	to	0.48%	(3.33%)	to	(2.86%)
2014	3,410	1.71	to	1.76	5,969	0.71%	-	to	0.48%	7.14%	to	7.65%
2013	3,602	1.60	to	1.63	5,857	0.58%	-	to	0.48%	35.25%	to	35.90%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2017	338	1.85	to	2.27	762	0.61%	-	to	-	6.83%	to	6.83%
2016	354	1.73	to	2.12	747	0.50%	-	to	-	16.39%	to	16.39%
2015	418	1.49	to	1.83	753	0.58%	-	to	-	(3.79%)	to	(3.79%)
2014 ‡	435	1.55	to	1.90	818	0.43%	-	to	-	11.53%	to	11.53%
2013	486	1.69	to	1.70	819	0.44%	-	to	0.48%	29.69%	to	30.32%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2017	1,121	1.82	to	1.82	2,036	1.09%	-	to	-	19.80%	to	19.80%
2016	1,451	1.52	to	1.52	2,201	1.24%	-	to	-	11.21%	to	11.21%
2015	1,526	1.36	to	1.36	2,082	1.20%	-	to	-	(2.83%)	to	(2.83%)
2014 ‡	1,540	1.40	to	1.40	2,162	0.89%	-	to	-	4.47%	to	4.47%
2013	1,893	1.32	to	1.34	2,543	1.11%	-	to	0.48%	17.55%	to	18.12%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2017	1,394	1.54	to	1.58	2,199	1.67%	-	to	0.12%	13.19%	to	13.33%
2016 ‡	1,358	1.40	to	1.40	1,891	1.29%	-	to	-	8.48%	to	8.48%
2015	1,703	1.26	to	1.29	2,188	1.48%	-	to	0.48%	(2.69%)	to	(2.22%)
2014	1,501	1.29	to	1.32	1,973	1.14%	-	to	0.48%	4.01%	to	4.51%
2013	1,528	1.24	to	1.26	1,923	1.23%	-	to	0.48%	11.32%	to	11.86%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2017 ‡	2,254	1.68	to	1.73	3,891	1.30%	-	to	0.12%	17.16%	to	17.30%
2016 ‡	2,502	1.43	to	1.48	3,684	1.47%	-	to	0.48%	9.17%	to	9.69%
2015	2,421	1.31	to	1.35	3,251	1.21%	-	to	0.48%	(2.98%)	to	(2.51%)
2014	2,611	1.35	to	1.38	3,597	1.09%	-	to	0.48%	4.07%	to	4.57%
2013 ‡	2,428	1.30	to	1.32	3,198	1.24%	-	to	0.48%	15.98%	to	16.55%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2017	131	1.41	to	1.41	185	1.71%	-	to	-	9.94%	to	9.94%
2016	141	1.28	to	1.28	181	1.71%	-	to	-	6.37%	to	6.37%
2015 ‡	144	1.20	to	1.20	174	1.26%	-	to	-	(1.68%)	to	(1.68%)
2014	213	1.20	to	1.23	261	1.09%	-	to	0.48%	2.81%	to	3.30%
2013	243	1.17	to	1.19	288	1.42%	-	to	0.48%	6.82%	to	7.33%
Neuberger Berman AMT Guardian Portfolio – S Class
2017	2,350	2.21	to	2.33	5,196	0.27%	-	to	0.48%	24.13%	to	24.73%
2016	2,613	1.78	to	1.87	4,646	0.39%	-	to	0.48%	8.22%	to	8.74%
2015	2,726	1.64	to	1.72	4,452	0.46%	-	to	0.48%	(5.57%)	to	(5.12%)
2014	2,942	1.74	to	1.81	5,057	0.26%	-	to	0.48%	8.37%	to	8.89%
2013	3,193	1.61	to	1.67	5,026	0.69%	-	to	0.48%	37.94%	to	38.61%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2017	130	1.25	to	1.26	163	-	-	to	0.48%	23.97%	to	24.56%
2016 ‡	177	1.01	to	1.01	179	-	-	to	0.48%	3.66%	to	4.16%
2015 ‡, 4	114	0.97	to	0.97	111	-	-	to	0.48%	(2.99%)	to	(2.91%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2017	74	1.86	to	2.13	156	0.01%	-	to	-	26.50%	to	26.50%
2016	77	1.47	to	1.68	128	0.12%	-	to	-	(2.43%)	to	(2.43%)
2015	90	1.50	to	1.72	153	-	-	to	-	3.27%	to	3.27%
2014	92	1.46	to	1.67	149	0.18%	-	to	-	15.13%	to	15.13%
2013 ‡	94	1.27	to	1.45	133	0.22%	-	to	-	29.43%	to	29.43%
Oppenheimer Global Fund/VA – Service Shares
2017	240	1.93	to	2.27	506	0.72%	-	to	-	36.32%	to	36.32%
2016	261	1.42	to	1.66	405	0.74%	-	to	-	(0.16%)	to	(0.16%)
2015	259	1.42	to	1.67	403	1.14%	-	to	-	3.67%	to	3.67%
2014 ‡	288	1.37	to	1.61	437	0.91%	-	to	-	2.06%	to	2.06%
2013	326	1.48	to	1.58	482	1.16%	-	to	0.48%	26.38%	to	26.99%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2017	1,575	2.23	to	2.64	3,763	0.64%	-	to	0.48%	13.37%	to	13.91%
2016	1,698	1.96	to	2.31	3,562	0.25%	-	to	0.48%	17.11%	to	17.67%
2015	1,762	1.68	to	1.97	3,143	0.64%	-	to	0.48%	(6.54%)	to	(6.09%)
2014	1,763	1.79	to	2.09	3,349	0.64%	-	to	0.48%	11.12%	to	11.65%
2013	1,880	1.61	to	1.88	3,199	0.69%	-	to	0.48%	39.95%	to	40.62%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2017	3,711	0.65	to	0.69	2,222	10.92%	-	to	0.48%	1.56%	to	2.05%
2016	3,593	0.64	to	0.67	2,115	1.01%	-	to	0.48%	14.32%	to	14.87%
2015	3,493	0.56	to	0.59	1,795	4.26%	-	to	0.48%	(26.02%)	to	(25.66%)
2014	2,852	0.76	to	0.79	1,993	0.27%	-	to	0.48%	(19.01%)	to	(18.62%)
2013	2,541	0.93	to	0.97	2,176	1.62%	-	to	0.48%	(15.12%)	to	(14.71%)
PIMCO Real Return Portfolio – Advisor Class
2017	116	1.52	to	1.61	185	2.29%	-	to	0.48%	3.05%	to	3.55%
2016	124	1.47	to	1.55	190	2.22%	-	to	0.48%	4.59%	to	5.09%
2015	132	1.41	to	1.48	190	4.10%	-	to	0.48%	(3.27%)	to	(2.80%)
2014	141	1.46	to	1.52	210	1.35%	-	to	0.48%	2.49%	to	2.99%
2013	161	1.42	to	1.47	233	1.45%	-	to	0.48%	(9.74%)	to	(9.31%)
PIMCO Total Return Portfolio – Advisor Class
2017	327	1.72	to	1.82	585	1.92%	-	to	0.48%	4.31%	to	4.81%
2016	292	1.65	to	1.74	498	2.00%	-	to	0.48%	2.08%	to	2.57%
2015	529	1.61	to	1.69	882	4.79%	-	to	0.48%	(0.13%)	to	0.35%
2014	576	1.62	to	1.69	955	2.10%	-	to	0.48%	3.67%	to	4.17%
2013	585	1.56	to	1.62	930	2.04%	-	to	0.48%	(2.53%)	to	(2.06%)
Rydex VT Inverse Government Long Bond Strategy Fund
2017	16	0.33	to	0.33	5	-	-	to	-	(8.89%)	to	(8.89%)
2016	17	0.36	to	0.36	6	-	-	to	-	(2.94%)	to	(2.94%)
2015	19	0.38	to	0.38	7	-	-	to	-	(1.22%)	to	(1.22%)
2014	20	0.38	to	0.38	7	-	-	to	-	(24.91%)	to	(24.91%)
2013	21	0.51	to	0.51	10	-	-	to	-	15.26%	to	15.26%
Rydex VT Nova Fund
2017	3	4.21	to	4.21	14	0.05%	-	to	-	31.78%	to	31.78%
2016	3	3.19	to	3.19	11	-	-	to	-	15.72%	to	15.72%
2015	5	2.76	to	2.76	13	-	-	to	-	(0.72%)	to	(0.72%)
2014	6	2.78	to	2.78	17	0.09%	-	to	-	18.59%	to	18.59%
2013	6	2.34	to	2.34	15	0.11%	-	to	-	48.99%	to	48.99%
Templeton Developing Markets VIP Fund – Class 2
2017	478	1.44	to	1.53	688	0.99%	-	to	0.48%	39.74%	to	40.41%
2016	532	1.03	to	1.09	546	0.89%	-	to	0.48%	16.88%	to	17.44%
2015	619	0.88	to	0.93	526	2.02%	-	to	0.48%	(19.99%)	to	(19.60%)
2014	589	1.10	to	1.15	626	1.47%	-	to	0.48%	(8.83%)	to	(8.39%)
2013	684	1.21	to	1.26	779	1.89%	-	to	0.48%	(1.40%)	to	(0.92%)
Templeton Foreign VIP Fund – Class 2
2017	359	1.77	to	4.88	1,399	2.54%	-	to	0.48%	16.13%	to	16.69%
2016	367	1.52	to	4.18	1,215	1.97%	-	to	0.48%	6.66%	to	7.18%
2015	413	1.43	to	3.90	1,318	3.19%	-	to	0.48%	(6.94%)	to	(6.49%)
2014	421	1.53	to	4.17	1,442	1.89%	-	to	0.48%	(11.56%)	to	(11.13%)
2013	429	1.73	to	4.69	1,641	2.30%	-	to	0.48%	22.38%	to	22.97%
Templeton Growth VIP Fund – Class 2
2017	818	1.82	to	5.02	2,143	1.61%	-	to	0.48%	17.93%	to	18.50%
2016 ‡	869	1.54	to	4.24	1,928	2.04%	-	to	0.48%	9.09%	to	9.62%
2015	898	1.41	to	3.87	1,864	2.61%	-	to	0.48%	(6.94%)	to	(6.49%)
2014	1,011	1.52	to	4.14	2,191	1.34%	-	to	0.48%	(3.28%)	to	(2.81%)
2013	1,048	1.57	to	4.26	2,345	2.68%	-	to	0.48%	30.19%	to	30.82%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Touchstone Balanced Fund
2017	152	1.83	to	2.01	292	-	-	to	0.48%	13.51%	to	14.06%
2016	182	1.62	to	1.76	307	1.47%	-	to	0.48%	6.91%	to	7.42%
2015	171	1.51	to	1.64	268	1.88%	-	to	0.48%	(0.45%)	to	0.03%
2014	167	1.52	to	1.64	261	2.05%	-	to	0.48%	7.30%	to	7.81%
2013	115	1.41	to	1.52	167	1.40%	-	to	0.48%	18.31%	to	18.88%
Touchstone Bond Fund
2017	1,084	1.47	to	1.54	1,641	-	-	to	0.48%	3.18%	to	3.67%
2016	999	1.42	to	1.49	1,460	2.03%	-	to	0.48%	0.33%	to	0.81%
2015	1,019	1.42	to	1.47	1,476	3.22%	-	to	0.48%	(1.76%)	to	(1.29%)
2014	1,054	1.44	to	1.49	1,548	2.98%	-	to	0.48%	3.51%	to	4.01%
2013	1,081	1.39	to	1.43	1,527	3.29%	-	to	0.48%	(0.81%)	to	(0.33%)
Touchstone Common Stock Fund
2017	3,871	2.24	to	2.48	9,161	0.01%	-	to	0.48%	20.92%	to	21.50%
2016	4,240	1.85	to	2.04	8,261	1.65%	-	to	0.48%	10.73%	to	11.26%
2015	4,619	1.67	to	1.83	8,087	2.69%	-	to	0.48%	(0.29%)	to	0.19%
2014	5,032	1.68	to	1.83	8,793	1.65%	-	to	0.48%	9.81%	to	10.34%
2013	5,599	1.53	to	1.66	8,859	1.53%	-	to	0.48%	31.09%	to	31.73%
Touchstone Small Company Fund
2017	690	2.39	to	2.75	1,748	0.06%	-	to	0.48%	18.55%	to	19.12%
2016	737	2.01	to	2.31	1,570	0.07%	-	to	0.48%	19.65%	to	20.23%
2015	753	1.68	to	1.92	1,335	-	-	to	0.48%	(1.81%)	to	(1.34%)
2014	863	1.71	to	1.95	1,549	0.49%	-	to	0.48%	6.17%	to	6.68%
2013	891	1.61	to	1.83	1,499	0.13%	-	to	0.48%	34.07%	to	34.72%
Virtus Duff & Phelps International Series – Class A Shares
2017	6,207	1.90	to	5.60	13,923	1.60%	-	to	0.48%	15.40%	to	15.95%
2016 ‡	6,295	1.65	to	4.83	12,381	0.77%	-	to	0.48%	(2.08%)	to	(1.61%)
2015	6,190	1.68	to	4.90	12,781	2.28%	-	to	0.48%	(10.91%)	to	(10.48%)
2014	6,053	1.89	to	5.48	14,418	3.79%	-	to	0.48%	(4.36%)	to	(3.90%)
2013	6,183	1.97	to	5.70	15,379	2.17%	-	to	0.48%	7.27%	to	7.78%
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2017	1,214	2.72	to	9.99	5,364	1.43%	-	to	0.48%	5.46%	to	5.97%
2016 ‡	1,202	2.58	to	9.43	5,224	1.82%	-	to	0.48%	6.31%	to	6.82%
2015	1,307	2.43	to	8.82	5,219	1.36%	-	to	0.48%	1.89%	to	2.38%
2014	1,502	2.38	to	8.62	5,703	1.14%	-	to	0.48%	30.99%	to	31.62%
2013	1,627	1.82	to	6.55	4,668	1.51%	-	to	0.48%	0.41%	to	0.90%
Virtus KAR Capital Growth Series – Class A Shares
2017	158	2.08	to	6.01	933	-	-	to	-	36.07%	to	36.07%
2016	193	1.53	to	4.42	843	-	-	to	-	(0.86%)	to	(0.86%)
2015	208	1.54	to	4.46	918	-	-	to	-	9.26%	to	9.26%
2014 ‡	260	1.41	to	4.08	1,054	0.06%	-	to	-	11.73%	to	11.73%
2013	285	1.26	to	3.65	1,005	0.33%	-	to	-	29.44%	to	29.44%
Virtus KAR Small-Cap Growth Series – Class A Shares
2017	270	4.30	to	13.36	2,689	-	-	to	0.48%	40.18%	to	40.85%
2016	280	3.07	to	9.48	1,989	-	-	to	0.48%	25.32%	to	25.92%
2015	327	2.45	to	7.53	1,837	-	-	to	0.48%	0.24%	to	0.73%
2014	336	2.44	to	7.48	2,001	-	-	to	0.48%	5.00%	to	5.50%
2013	385	2.33	to	7.09	2,080	0.28%	-	to	0.48%	39.53%	to	40.20%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus KAR Small-Cap Value Series – Class A Shares
2017	1,593	2.67	to	7.84	7,132	0.66%	-	to	0.48%	19.59%	to	20.16%
2016 ‡	1,767	2.23	to	6.53	6,577	1.96%	-	to	0.48%	25.93%	to	26.54%
2015	2,056	1.77	to	5.16	5,967	0.53%	-	to	0.48%	(1.84%)	to	(1.37%)
2014	2,251	1.81	to	5.23	6,595	0.62%	-	to	0.48%	1.34%	to	1.83%
2013	2,435	1.78	to	5.14	6,899	0.58%	-	to	0.48%	40.09%	to	40.77%
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2017	1,336	2.00	to	5.50	3,785	4.35%	-	to	0.48%	6.21%	to	6.72%
2016 ‡	1,329	1.88	to	5.15	3,625	4.46%	-	to	0.48%	8.76%	to	9.29%
2015	1,412	1.73	to	4.72	3,551	4.12%	-	to	0.48%	(1.73%)	to	(1.26%)
2014	1,489	1.76	to	4.78	3,957	4.87%	-	to	0.48%	1.41%	to	1.90%
2013	1,531	1.73	to	4.69	4,041	5.61%	-	to	0.48%	1.76%	to	2.25%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2017 ‡	728	2.34	to	5.92	4,066	1.57%	-	to	0.12%	22.81%	to	22.96%
2016 ‡	795	1.90	to	4.81	3,630	1.31%	-	to	0.48%	8.89%	to	9.41%
2015	853	1.74	to	4.40	3,562	0.86%	-	to	0.48%	(9.34%)	to	(8.91%)
2014	948	1.92	to	4.83	4,366	0.93%	-	to	0.48%	9.11%	to	9.64%
2013	1,047	1.76	to	4.41	4,364	0.85%	-	to	0.48%	31.17%	to	31.81%
Virtus Strategic Allocation Series – Class A Shares
2017 ‡	128	1.77	to	5.24	614	1.92%	-	to	-	18.97%	to	18.97%
2016	146	1.73	to	4.41	595	1.69%	-	to	0.48%	0.34%	to	0.82%
2015	171	1.73	to	4.37	697	1.65%	-	to	0.48%	(5.84%)	to	(5.38%)
2014	205	1.83	to	4.62	890	2.09%	-	to	0.48%	7.00%	to	7.51%
2013	237	1.71	to	4.30	968	1.95%	-	to	0.48%	17.43%	to	17.99%
Wanger International
2017	1,176	2.85	to	10.19	4,558	1.21%	-	to	0.48%	32.28%	to	32.91%
2016 ‡	1,240	2.15	to	7.66	3,699	1.16%	-	to	0.48%	(1.88%)	to	(1.41%)
2015	1,341	2.19	to	7.77	4,094	1.44%	-	to	0.48%	(0.38%)	to	0.10%
2014	1,376	2.20	to	7.77	4,309	1.44%	-	to	0.48%	(4.86%)	to	(4.40%)
2013	1,478	2.31	to	8.12	4,798	2.62%	-	to	0.48%	21.78%	to	22.37%
Wanger Select
2017	147	3.11	to	9.24	770	0.17%	-	to	0.48%	26.06%	to	26.67%
2016	177	2.47	to	7.30	697	0.17%	-	to	0.48%	12.82%	to	13.36%
2015	247	2.19	to	6.44	794	0.01%	-	to	0.48%	(0.23%)	to	0.25%
2014	142	2.19	to	6.42	661	-	-	to	0.48%	2.65%	to	3.14%
2013	199	2.14	to	6.23	771	0.28%	-	to	0.48%	33.93%	to	34.58%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2017	217	2.88	to	8.86	1,613	-	-	to	0.48%	19.01%	to	19.58%
2016	237	2.42	to	7.41	1,506	-	-	to	0.48%	13.14%	to	13.69%
2015	253	2.14	to	6.52	1,433	-	-	to	0.48%	(1.09%)	to	(0.61%)
2014	263	2.16	to	6.56	1,522	-	-	to	0.48%	4.28%	to	4.78%
2013	331	2.07	to	6.26	1,706	0.13%	-	to	0.48%	33.11%	to	33.75%

*Amount is less than 500 Units, $500 in Net Assets or 0.005% of Total Return.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception November 2, 2015 to December 31, 2015.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by PHL Variable:

Plan	Guaranteed Maximum Monthly Admin Charge
Phoenix Benefit Choice VUL	$7
Phoenix Edge SVUL	Policy Options A or B $-.01 per $1,000 of face amount, capped at $75, in years 1-15 Policy Option C $-.08 per $1,000 of face amount, capped at $200, in years 1-15
Phoenix Edge VUL	None
Phoenix Executive VUL (08XVUL)	$20
Phoenix Express VUL (06PEXVUL)	Varies based on issue age and face amount, capped at $80
Phoenix Express VUL (V616)	$.35 per $1,000 of face amount
Phoenix Joint Edge VUL	$10

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by PHL Variable:

Plan	Surrender Charge
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Edge SVUL	Option A -15 year schedule – decreasing to zero by year 16 Option B -10 year schedule – decreasing to zero by year 11 Option C -5 year schedule – decreasing to zero by year 6
Phoenix Edge VUL	Option A -15 year schedule – decreasing to zero by year 16 Option B -10 year schedule – decreasing to zero by year 11 Option C -5 year schedule – decreasing to zero by year 6
Phoenix Executive VUL (08XVUL)	None
Phoenix Express VUL	7 year schedule – level for 7 years then zero starting in year 8
Phoenix Joint Edge VUL	10 year schedule

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Cost of Insurance Charge – In accordance with terms of the contracts, PHL Variable makes monthly deductions for costs of insurance to cover PHL Variable’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Fees (“M&E Fees”) – The M&E Fees are typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, PHL Variable will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2017 and 2016 were $7,349,944 and $7,431,083, respectively.
B.    Optional Rider and Benefit Charges
PHL Variable may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line item “Mortality and Expense Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2017 was $10,167.
Below is a table that summarizes the annual equivalent M&E Fees deductions for the various plans offered by PHL Variable:

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Phoenix Benefit Choice VUL (Years 1-20)		0.500%
Phoenix Benefit Choice VUL (Years 21+)		0.300%
Phoenix Executive VUL		0.900%
Phoenix Express VUL	0.480%
Phoenix Express VUL (V616)	0.120%
Phoenix Joint Edge VUL (Years 1-20)		0.500%
Phoenix Joint Edge VUL (Years 21+)		0.300%
The Phoenix Edge SVUL		0.900%
The Phoenix Edge VUL		0.900%
D.    Other Charges
PHL Variable may deduct other charges depending on the contract terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PHL Variable intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of Phoenix and PHL Variable and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
B.    Liquidations
On April 29, 2016, the Wanger International Select Fund liquidated.
C.    Name Changes
Effective October 13, 2017, the Sentinel Variable Products Balanced Fund was renamed the Touchstone Balanced Fund.
Effective October 13, 2017, the Sentinel Variable Products Bond Fund was renamed the Touchstone Bond Fund.
Effective October 13, 2017, the Sentinel Variable Products Common Stock Fund was renamed the Touchstone Common Stock Fund.
Effective October 13, 2017, the Sentinel Variable Products Small Company Fund was renamed Touchstone Small Company Fund.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A shares was renamed the Virtus KAR Capital Growth Series - Class A shares.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A shares was renamed the Virtus Rampart Enhanced Core Equity Series - Class A shares.
Effective April 28, 2017, the Virtus International Series - Class A shares was renamed the Virtus Duff & Phelps International Series - Class A shares.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A shares was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A shares.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective April 28, 2017, the Virtus Real Estate Securities Series - Class A shares was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A shares.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A shares was renamed the Virtus KAR Small-Cap Growth Series - Class A shares.
Effective April 28, 2017, the Virtus Small-Cap Value Series - Class A was renamed the Virtus KAR Small-Cap Value Series - Class A.
Effective October 11, 2016, the Enhanced Core Equity Series - Class A Shares was renamed the Virtus Enhanced Core Equity Series - Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2017 and through the financial statement issuance date of April 25, 2018. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of PHL Variable Insurance Company and
Contract Owners of the PHLVIC Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the PHLVIC Variable Universal Life Account (the Separate Account) as of December 31, 2017, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or period in the three-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2017, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of The Phoenix Companies, Inc.’s separate accounts since 2015.
Hartford, Connecticut
April 25, 2018

Appendix
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
Deutsche Equity 500 Index VIP - Class A
Deutsche Small Cap Index VIP - Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund - Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA - Service Shares
Oppenheimer Global Fund/VA - Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Touchstone Balanced Fund(1)
Touchstone Bond Fund(1)
Touchstone Common Stock Fund(1)
Touchstone Small Company Fund(1)
Virtus Duff & Phelps International Series - Class A Shares(1)
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares(1)
Virtus KAR Capital Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Value Series - Class A Shares(1)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares(1)
Virtus Rampart Enhanced Core Equity Series - Class A Shares(1)
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
(1) See Note 1 to the financial statements for the former name of the sub-account.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4259 © 2017 The Phoenix Companies, Inc.	12-17